CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 275,779	$ 230,049	$ (1,000)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation of revenue earning equipment	2,068,378	1,809,609	1,789,903
Depreciation of property and equipment	172,582	158,009	154,031
Amortization of other intangible assets	84,096	70,039	64,713
Amortization and write-off of deferred financing costs	51,835	89,909	70,825
Amortization and write-off of debt discount	3,987	15,948	20,968
Stock-based compensation charges	30,255	31,093	36,560
Gain (loss) on derivatives	4,326	(7,990)	10,810
Gain on disposal of business	46,346	0	0
Loss on revaluation of foreign denominated debt	2,498	(26,641)	0
Gain (Loss) on Interest Rate Cash Flow Hedge Ineffectiveness	0	0	68,815
Provision for losses on doubtful accounts	34,144	28,164	19,667
Asset writedowns	0	23,174	20,448
Deferred Income Tax Noncash Expense (Benefit)	136,838	73,720	(19,877)
Gain on sale of property and equipment	(8,309)	(43,520)	(5,740)
Derivative Instruments, Gain (Loss) Recognized in Income, Net	(8,470)	0	0
Changes in assets and liabilities, net of effects of acquisition:
Receivables	(157,732)	(79,851)	(3,145)
Inventories, prepaid expenses and other assets	(25,514)	543	(61,871)
Accounts payable	49,896	(1,139)	119,054
Accrued liabilities	(22,513)	(144,088)	(53,457)
Accrued taxes	14,331	24,901	10,281
Public liability and property damage	(4,341)	6,592	(3,058)
Net cash provided by operating activities	2,748,412	2,258,521	2,237,927
Cash flows from investing activities:
Net change in restricted cash and cash equivalents	(261,605)	(101,766)	160,516
Revenue earning equipment expenditures	(9,613,239)	(9,454,311)	(8,440,872)
Proceeds from disposal of revenue earning equipment	7,125,096	7,850,442	7,518,446
Property and equipment expenditures	(312,786)	(281,695)	(179,209)
Proceeds from disposal of property and equipment	137,694	53,814	38,905
Acquisitions, net of cash acquired	(1,905,168)	(227,081)	(47,571)
Purchase of short-term investments, net	0	(32,891)	3,491
Proceeds from disposal of business	84,497	0	0
Other investing activities	(1,779)	586	2,726
Net cash used in investing activities	(4,747,290)	(2,192,902)	(943,568)
Cash flows from financing activities:
Proceeds from issuance of long-term debt	2,237,280	3,062,479	2,635,713
Payment of long-term debt	(952,144)	(3,649,300)	(2,954,233)
Short-term borrowings:
Proceeds	438,387	460,890	490,490
Payments	(1,280,143)	(1,194,056)	(970,949)
Proceeds (payments) under the revolving lines of credit, net	1,273,164	(57,329)	1,026,070
Distributions to noncontrolling interest	0	(23,100)	(18,200)
Purchase of noncontrolling interest	(38,000)	0	0
Proceeds from employee stock purchase plan	4,275	3,577	3,208
Loan with Hertz Global Holdings, Inc.	(13,220)	(984)	(6,173)
Excess Tax Benefit (Tax Deficiency) from Share-based Compensation, Financing Activities	0	0	(258)
Payment of financing costs	(49,433)	(91,482)	(78,151)
Dividends paid	(25,000)	(22,950)	(23,000)
Net cash provided by (used in) financing activities	1,595,166	(1,512,255)	104,517
Effect of foreign exchange rate changes on cash and cash equivalents	5,739	3,838	(10,337)
Net decrease in cash and cash equivalents during the period	(397,973)	(1,442,798)	1,388,539
Cash and cash equivalents at beginning of period	931,208	2,374,006	985,467
Cash and cash equivalents at end of period	533,235	931,208	2,374,006
Cash paid during the period for:
Interest (net of amounts capitalized)	535,130	615,730	508,183
Income taxes	71,661	49,557	50,688
Supplemental dislcosure fo non-cash flow information [Abstract]
Purchases of revenue earning equipment included in accounts payable and accrued liabilities	249,605	153,634	266,354
Sales of revenue earning equipment included in receivables	617,267	620,724	504,217
Purchases of property and equipment included in accounts payable	34,996	53,263	37,379
Sales of property and equipment included in receivables	895	41,809	11,071
Purchase of Noncontrolling Interest	$ 0	$ 38,000	$ 0